Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Dividends
Schedule of cash dividends on ordinary shares declared and paid

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Cash dividends on common shares declared and paid:
Interim dividend: $0.14 per share (Prior years: $0.14 per share)	(33)	(33)	(33)
Interim dividend: $0.15 per share (Prior years: $0.14 per share)	(36)	(33)	(33)
Interim dividend: $0.15 per share (Prior years: $0.14 per share)	(35)	(33)	(33)
Interim dividend: $0.15 per share (Prior years: $0.14 per share)	(35)	(33)	(33)
	(139)	(132)	(132)